Stock-Based Compensation (Tables) - A Place For Rover INC	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Summary of Options Activity

A summary of stock option activity is as follows (in thousands, except per share amounts and years):

				Weighted-
			Weighted-	Average
	Options	Number of	Average	Remaining	Aggregate
	Available	Options	Exercise Price	Contractual	Intrinsic
	for Grant	Outstanding	Per Share	Term (Years)	Value
Balances as of December 31, 2020	4,330	20,574	$1.74	6.4	$83,570
Options exercised	—	(831)	1.79
Options cancelled and forfeited	259	(259)	2.35
Balances as of June 30, 2021	4,589	19,484	$1.73	5.9	$160,996
Options vested and exercisable – June 30, 2021		14,893	$1.50	5.1	$126,601

A summary of stock option activity is as follows (in thousands, except per share amounts and years):

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balances as of December 31, 2018	1,824	17,140	$1.53	7.4
Options authorized	6,000	—
Options granted	(5,744)	5,744	3.33
Options exercised	—	(805)	0.98
Options cancelled and forfeited	1,330	(1,330)	2.51
Balances as of December 31, 2019	3,410	20,749	$1.98	7.1	$34,776
Options authorized	1,500	—
Options granted(1)	(9,377)	9,377	2.50
Options exercised	—	(755)	1.02
Options cancelled and forfeited(1)	8,797	(8,797)	3.20
Balances as of December 31, 2020	4,330	20,574	$1.74	6.4	$83,570
'Options vested and exercisable – December 31, 2020		14,378	$1.44	5.5	$62,719

(1)	Includes options that were canceled and re-granted as part of the option repricing modification, as further discussed below.

Summary of Range Assumptions Used to Estimate Fair Value of Options Granted

The following table presents the range of assumptions used to estimate the fair value of options granted during the periods presented:

Year Ended December 31,
	2018	2019	2020
Risk-free interest rate	2.34% - 3.08%	1.38% - 2.60%	0.24% - 1.43%
Expected term (years)	3.09 - 6.97	4.51 - 6.75	3.99 - 6.80
Volatility	44.5% - 50.6%	44.5% - 46.3%	49.0% - 54.8%
Dividend yield	—%	—%	—%

Summary of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s condensed consolidated statements of operations for the presented periods (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2021	2020	2021
Operations and support	$41	$48	$161	$101
Marketing	51	99	225	167
Product development	273	399	949	694
General and administrative	529	601	1,144	1,186
Total stock-based compensation expense	$894	$1,147	$2,479	$2,148

The following table summarizes stock-based compensation expense recorded in each component of costs and expenses in the Company’s consolidated statements of operations for the presented periods (in thousands):

	Year Ended December 31,
	2018	2019	2020
Operations and support	$206	$277	$299
Marketing	181	301	397
Product development	2,391	1,486	1,873
General and administrative	3,904	2,003	2,972
Total stock-based compensation expense	$6,682	$4,067	$5,541